Financial income (expense), net - Schedule of interest expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest costs [abstract]
Borrowings interest (Note 18.2)	$ (21,879)	$ (28,886)	$ (50,660)
Total interest expense	$ (21,879)	$ (28,886)	$ (50,660)